LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
LOSS PER SHARE
Schedule of computation of basic and diluted loss per ordinary share

	For the Six Months Ended
	June 30,
	2024	2023
Net Loss	$(1,740,418)	$(4,079)

Weighted average number of ordinary share outstanding
Basic and Diluted	1,534,487	1,534,487

Loss per share
Basic and Diluted	$(1.13)	$(0.00)